ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended
Mar. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 4.   ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	March 31, 2014	December 31, 2013
	(Unaudited)
Payroll taxes	$192,564	$182,618
Research consulting fees	214,000	204,000
Rent - Related party	3,800	5,000
Legal and professional fees	78,662	60,432
Accounts payable and accrued expenses	$489,026	$452,050